INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Summary of income (loss) before income taxes

	Years Ended December 31,
	2021	2022	2023
PRC including Hong Kong and Taiwan	617	(483)	5,833
Germany	(632)	(410)	(463)
Other	(393)	(713)	(21)
Total	(408)	(1,606)	5,349

Schedule of tax expense (benefit)

	Years Ended December 31,
	2021	2022	2023
Current Tax	555	475	1,175
Deferred Tax	(543)	(268)	29
Total	12	207	1,204

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2021	2022	2023
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(6)%	(6)%	2%
Effect of different tax rate of group entities operating in other jurisdictions	(6)%	(10)%	(4)%
Effect of change in valuation allowance	(24)%	(15)%	(0)%
Effect of tax holiday	9%	1%	(1)%
Effect of cash dividends	(8)%	(6)%	1%
Effect of excess tax benefit of share-based rewards	7%	(2)%	(0)%
Effective tax rate	(3)%	(13)%	23%

Schedule of the aggregate amount and per share effect of the tax holidays

	Years Ended December 31,
	2021	2022	2023
Aggregate amount	37	22	60
Per share effect—basic	0.01	0.01	0.02
Per share effect—diluted	0.01	0.01	0.02

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2022	2023
Deferred tax assets:
Net loss carryforward	1,678	1,289
Deferred revenue	349	454
Long-term assets	303	399
Bad debt provision	59	80
Accrued payroll	41	(10)
Other accrued expenses	(9)	74
Share-based compensation	31	33
Others	150	198
Valuation allowance	(731)	(675)
Total deferred tax assets, net of valuation allowance	1,871	1,842
Deferred tax liabilities:
Fair value adjustment for building, land use rights and identified intangible assets due to acquisition	1,596	1,593
Others	40	51
Total deferred tax liabilities	1,636	1,644
Net deferred tax assets	235	198
Analysis as:
Deferred tax assets	1,093	1,043
Deferred tax liabilities	858	845
Net deferred tax assets	235	198

Summary of movement of the valuation allowance

	Years Ended December 31,
	2021	2022	2023
Balance at the beginning of the year	(369)	(466)	(731)
Provided	(151)	(338)	(145)
Reversed	37	41	165
Written off	17	32	36
Balance at the end of the year	(466)	(731)	(675)

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2021	2022	2023
Balance at the beginning of the year	50	60	65
Addition for tax positions	10	5	2
Balance at the end of the year	60	65	67